Cover Page	Aug. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Neighborhood Intelligence, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41850
Entity Tax Identification Number	87-0634302
Entity Address, Address Line One	Maryland Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	801
Local Phone Number	947-3100
Written Communications	false
Soliciting Material	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001130713
Amendment Flag	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NXH
Security Exchange Name	NASDAQ
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NXH
Security Exchange Name	NASDAQ